Provisions (Tables)	12 Months Ended
Sep. 30, 2018
Provisions
Schedule of changes in provisions

		Annual					Compliance,
		Leave	Litigation	Provision for			Regulation
	Long	and Other	and Non-	Impairment			and
	Service	Employee	Lending	on Credit	Leasehold	Restructuring	Remediation
$m	Leave	Benefits	Losses1	Commitments	Premises	Provisions	Provisions1	Total
Consolidated
Balance at 1 October 2017	399	737	38	253	26	5	181	1,639
Additions	77	960	97	-	4	29	414	1,581
Utilisation	(43)	(977)	(79)	-	(6)	(5)	(121)	(1,231)
Reversal of unutilised provisions	(16)	(25)	(3)	-	-	(2)	(5)	(51)
Unwinding of discount	-	-	-	4	-	-	-	4
Other	-	4	-	(18)	-	-	-	(14)

Balance at 30 September 2018	417	699	53	239	24	27	469	1,928

Parent Entity
Balance at 1 October 2017	367	644	25	224	26	5	181	1,472
Additions	72	888	71	-	4	29	392	1,456
Utilisation	(39)	(890)	(56)	-	(6)	(5)	(121)	(1,117)
Reversal of unutilised provisions	(16)	(10)	(3)	-	-	(2)	(5)	(36)
Unwinding of discount	-	-	-	3	-	-	-	3
Other	2	7	-	(21)	-	-	-	(12)

Balance at 30 September 2018	386	639	37	206	24	27	447	1,766

1Balance at 1 October 2017 has been revised for consistency.